BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule Of Remaining Contractual Maturity Of Secured Borrowings And Class Of Collateral Pledged Under Repurchase Agreements Table [Table Text Block]
The following shows the remaining contractual maturity of repurchase agreements by collateral pledged:

(Dollars in thousands)	Overnight and Continuous
Repurchase agreements
Mortgage-backed securities	$79,235
Collateralized mortgage obligations	47,359
Total	$126,594

Schedule of Short-term Debt [Table Text Block]
The following is a summary of short-term borrowings for the last three years:

	2020		2019		2018
(Dollars in thousands)	Amount	Rate	Amount	Rate	Amount	Rate
At December 31,
Federal funds purchased and securities sold under agreements to repurchase	$166,594	0.05%	$165,181	0.85%	$183,591	1.65%
FHLB borrowings	0	0.00%	1,151,000	1.73%	857,100	2.48%
Total	$166,594	0.05%	$1,316,181	1.62%	$1,040,691	2.33%

Average for the year
Federal funds purchased and securities sold under agreements to repurchase	$149,036	0.26%	$155,859	1.15%	$87,221	0.58%
FHLB borrowings	441,867	1.37%	990,860	2.37%	857,028	2.03%
Other short-term borrowings	0	0.00%	0	0.00%	3,178	4.36%
Total	$590,903	1.09%	$1,146,719	1.90%	$947,427	1.90%

Maximum month-end balances
Federal funds purchased and securities sold under agreements to repurchase	$260,621		$260,621		$183,591
FHLB borrowings	1,171,400		1,171,400		1,170,800
Other short-term borrowings	0		0		10,000

Summary of Long-term Debt [Table Text Block]
The following is a summary of First Financial's long-term debt:

	2020		2019
(Dollars in thousands)	Amount	Average Rate	Amount	Average Rate
FRB borrowings	$434,982	0.35%	$0	n/a
FHLB borrowings	19,971	1.43%	242,428	1.94%
Subordinated debt	321,384	4.86%	170,967	4.97%
Unamortized debt issuance costs	(2,770)	n/a	(1,007)	n/a
Capital lease liability	1,860	3.81%	1,213	4.48%
Capital loan with municipality	775	0.00%	775	0.00%
Total long-term debt	$776,202	2.25%	$414,376	3.20%

Schedule of Maturities of Long-term Debt [Table Text Block]	As of December 31, 2020, First Financial's long-term debt matures as follows:

(Dollars in thousands)	Long-term debt
2021	$20,050
2022	435,065
2023	87
2024	91
2025	96
Thereafter	320,813
Total	$776,202